Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Discount rate	3.03%	3.83%
Salary increase rate	2.65%	2.82%
Expected long-term rate of return on funds for the pension expense of the year	4.76%	4.88%
Net periodic benefit cost, Discount rate	3.83%	3.43%	4.14%
Net periodic benefit cost, Salary increase rate	2.82%	2.92%	2.99%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.88%	4.43%	4.57%